Commitments and Contingencies (Schedule of Minimum Future Obligations under Capital and Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Minimum future obligations under capital leases due in 2014	$ 5,702
Minimum future obligations under capital leases due in 2015	5,495
Minimum future obligations under capital leases due in 2016	4,187
Minimum future obligations under capital leases due in 2017	1,597
Minimum future obligations under capital leases due in 2018	1,350
Minimum future obligations under capital leases due thereafter	0
Minimum future obligations under capital leases due, total	18,331
Less: Amount representing interest	(2,035)
Minimum future obligations under capital leases due, net	16,296
Less: Current portion	(4,719)
Long-term portion	11,577
Minimum future obligations under operating leases due in 2014	15,759
Minimum future obligations under operating leases due in 2015	12,289
Minimum future obligations under operating leases due in 2016	7,422
Minimum future obligations under operating leases due in 2017	3,197
Minimum future obligations under operating leases due in 2018	2,818
Minimum future obligations under operating leases due thereafter	5,573
Minimum future obligations under operating leases due, total	$ 47,058